Financial Instruments - Summary of Significant Unobservable Inputs to Valuation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Unquoted equity investments [member] | Market multiple approach [member] | Revenue multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique		Market multiple approach
Significant unobservable input		Revenue multiple
Movement by		0.5x
Increase		₨ 179
Decrease		₨ (186)
Unquoted equity investments [member] | Third party quote [member] | Forecast Revenues [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Third party quote
Significant unobservable input	Forecast revenues
Movement by	1.00%
Increase	₨ 18
Decrease	₨ (18)
Unquoted equity investments [member] | Discounted cash flow model [member] | Long term growth rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique		Discounted cash flow model
Significant unobservable input		Long-term growth rate
Movement by		0.50%
Increase		₨ 55
Decrease		₨ (51)
Unquoted equity investments [member] | Discounted cash flow model [member] | Discount rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input		Discount rate
Movement by		0.50%
Increase		₨ (93)
Decrease		₨ 101
Derivative assets [member] | Market multiple approach [member] | Time to liquidation event [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input		Time to liquidation event
Movement by		1 year
Increase		₨ 60
Decrease		₨ (69)
Derivative assets [member] | Option pricing model [member] | Volatility of comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique		Option pricing model
Significant unobservable input		Volatility of comparable companies
Movement by		2.50%
Increase		₨ 31
Decrease		₨ (31)
Contingent consideration [member] | Probability weighted method [member] | Estimated revenue achievement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique		Probability weighted method
Significant unobservable input		Estimated revenue achievement
Movement by		5.00%
Increase		₨ 56
Decrease		₨ (56)
Contingent consideration [member] | Probability weighted method [member] | Estimated earnings achievement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input		Estimated earnings achievement
Movement by		1.00%